Related Party Transactions (Details) - CNY (¥)	Mar. 01, 2022	Dec. 03, 2021	Apr. 30, 2023
Related Party Transactions (Details) [Line Items]
Price per share		¥ 4
Due from related parties	¥ 1,000
Annual interest rate			1.00%
Shengda Group [Member]
Related Party Transactions (Details) [Line Items]
Interest percentage		55.09%
Annual interest rate			1.00%
Shengda Group [Member]
Related Party Transactions (Details) [Line Items]
Total equity amount	¥ 1
Shanghai Feiyou [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties		¥ 282,000,000
Shengda Group [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties		¥ 282,000,000